Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended
	Jan. 04, 2016	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000237963
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Average Annual Return, Percent			24.51%	8.52%		(0.70%)
C000237961
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Average Annual Return, Percent			26.36%	8.94%		(0.91%)
C000237962
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares
C000004197
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares
Without Sales Load [Member] | C000237963
Average Annual Return [Line Items]
Average Annual Return, Percent			28.30%	9.77%		(0.14%)
Without Sales Load [Member] | C000237961
Average Annual Return [Line Items]
Average Annual Return, Percent			27.36%	8.94%		(0.91%)
Without Sales Load [Member] | C000237962
Average Annual Return [Line Items]
Average Annual Return, Percent			28.67%	10.00%		0.08%
Without Sales Load [Member] | C000004197
Average Annual Return [Line Items]
Average Annual Return, Percent			28.60%	10.08%	8.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%	15.05%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%	15.05%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%	15.05%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%	15.05%	14.53%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index Trust
Average Annual Return, Percent			35.79%	12.17%		2.03%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Average Annual Return, Percent			29.73%	12.06%		4.45%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index Trust
Average Annual Return, Percent			35.79%	12.17%		2.03%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Average Annual Return, Percent			29.73%	12.06%		4.45%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index Trust
Average Annual Return, Percent			35.79%	12.17%		2.03%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Average Annual Return, Percent			29.73%	12.06%		4.45%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Average Annual Return, Percent			35.79%	12.17%	8.38%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index
Average Annual Return, Percent			29.73%	12.06%	11.71%